Income Taxes - Computation of Federal Statutory Corporate Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Net income (loss) before income taxes											100.00%	100.00%	100.00%	100.00%
Income tax expense (benefit) at federal statutory rate											35.00%	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefits											(0.90%)	5.50%	5.30%	5.10%
Cancellation of indebtedness income exclusion											(42.20%)
Increase in valuation allowance											7.10%	(39.40%)	(39.70%)	(39.90%)
Other											1.00%	(0.20%)	(0.10%)	(0.20%)
Income tax expense (benefit)												0.90%	0.50%
Net income (loss) before income taxes	$ 2,617	$ 3,754	$ 113,259	$ (5,381)	$ (14,020)	$ (11,632)	$ (8,756)	$ 55	$ 4,547	$ (19,401)	$ 111,632	$ (20,333)	$ (34,353)	$ (36,728)
Income tax expense (benefit) at federal statutory rate											39,071	(7,117)	(12,024)	(12,855)
State income taxes, net of federal income tax benefits											(1,008)	(1,116)	(1,840)	(1,874)
Cancellation of indebtedness income exclusion											(47,080)
Increase in valuation allowance											7,906	8,004	13,643	14,666
Other											1,120	48	40	73
Income tax expense (benefit)	$ 10		$ 9			$ 10	$ (191)		$ 10		$ 9	$ (181)	$ (181)	$ 10